Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Provision

The components of the income tax provision consisted of the following:

	Years Ended December 31,
	2025	2024	2023
Current income tax expense	$347,971	$1,976,619	$1,792,024
Deferred income tax expense	(13,591)	(35,045)	(28,906)
Total	$334,380	$1,941,574	$1,763,118

Schedule of Statutory Income Tax Rate

A reconciliation of the income tax expense, net determined at the Philippines statutory income tax rate to the Company’s actual income tax expense is as follows:

	Years Ended December 31,
	2025		2024		2023
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Income before income tax expense	$12,145,994		$8,418,346		$7,330,292
Statutory income tax rate	22%		23%		24%
Income tax expense at statutory rate	2,672,119	22.0%	1,936,220	23.0%	1,759,269	24.0%
Decreases due to:
Tax rate change (1)	-	-	21	0.0%	43	0.0%
Impact of varying tax rates – Cayman Islands (2)	204,242	1.7%
Impact of varying tax rates – Other foreign jurisdictions (2)	1,368	-%	5,333	0.1%	3,806	0.1%
Release of prior-year tax liabilities due to lapse of statute of limitations	(2,543,349)	(20.9)%	-	-	-	-
Income tax expenses	$334,380	2.8%	$1,941,574	23.1%	$1,763,118	24.1%
(1)	Represents the impact of the gradual reduction of the Philippine corporate income tax rate under the CREATE Law on the measurement of deferred tax balances.

(2)	Represents the impact of varying tax jurisdictions, primarily the rate differentials between the Philippines statutory rate and the income generated by the subsidiaries in Hong Kong (subject to 8.25%/16.5%) and the Cayman Islands (subject to 0%).

Schedule of Taxes Payable	Taxes payable consisted of the following:
	December 31, 2025	December 31, 2024
Income tax payable	$6,432,962	$6,178,134
VAT	957,063	1,555,682
Total	$7,390,025	$7,733,816

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are as follows:

	December 31, 2025		December 31, 2024
Deferred tax assets:	$		$
Net operating loss carryforwards		105,249		3,658
Lease liabilities		781,797		157,014
Total deferred tax assets		887,046		160,672
Less: valuation allowance
Deferred tax assets, net		887,046		160,672

Deferred tax liabilities:
ROU assets		(777,220)		(62,806)
Total deferred tax liabilities		(777,220)		(62,806)

Total, net		$109,826		$97,866